Cover Cover	Aug. 01, 2020	Dec. 09, 2019
Cover [Abstract]
Document Type		8-K
Document Period End Date	Aug. 01, 2020
Entity Registrant Name	WORKHORSE GROUP INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-53704
Entity Tax Identification Number	26-1394771
Entity Address, Address Line One	100 Commerce Drive
Entity Address, City or Town	Loveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45140
City Area Code	(513)
Local Phone Number	360-4704
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	WKHS
Entity Central Index Key		0001425287
Amendment Flag		false